(Loss) earnings per share (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024
Notes and other explanatory information [abstract]
Net income (loss) attributable to shareholders	$ 687	$ (470)
Weighted average number of common shares for basic EPS(1)	293,173,165	289,618,686
Effect of dilutive stock options, warrants, RSUs and share awards	2,104,458
Weighted average number of common shares for diluted EPS(1)	295,277,623	289,618,686